Contract balances (Details 2) ₨ in Thousands	12 Months Ended
Mar. 31, 2021 INR (₨)
Statement [Line Items]
Balance as of April 1, 2020	₨ 2,454,664
Less: Revenue recognized during the period	(18,200,933)
Add: Invoiced during the period but revenue not recognized	18,055,379
Add: Translation gain or (loss)	(1,897)
Balance as at March 31, 2021	₨ 2,307,213